Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (2.3%)
	Cable One Inc.	5,442	9,880
	New York Times Co. Class A	145,266	6,220
*	Iridium Communications Inc.	72,216	2,759
	TEGNA Inc.	88,036	1,707
*	TripAdvisor Inc.	35,733	1,553
	World Wrestling Entertainment Inc. Class A	27,139	1,516
*	Yelp Inc. Class A	35,937	1,442
			25,077
Consumer Discretionary (15.9%)
	Williams-Sonoma Inc.	76,733	13,009
	Lithia Motors Inc. Class A	29,795	10,488
*	RH	16,352	10,482
*	Five Below Inc.	55,978	10,307
*	Deckers Outdoor Corp.	28,225	9,468
*	Mattel Inc.	348,834	7,399
	Tempur Sealy International Inc.	191,336	7,366
	Churchill Downs Inc.	34,694	6,922
	Texas Roadhouse Inc. Class A	65,565	6,603
*	YETI Holdings Inc.	75,113	6,580
*	TopBuild Corp.	33,082	6,552
*	Fox Factory Holding Corp.	41,881	6,512
*	Grubhub Inc.	93,432	5,616
	Service Corp. International	101,848	5,400
*	Helen of Troy Ltd.	24,442	5,145
	Gentex Corp.	141,603	5,027
*	Ollie's Bargain Outlet Holdings Inc.	57,022	4,929
	Brunswick Corp.	42,858	4,381
	Wingstop Inc.	29,744	4,244
	Wendy's Co.	179,410	4,166
	Wyndham Hotels & Resorts Inc.	50,408	3,784
	Polaris Inc.	27,431	3,600
	Toll Brothers Inc.	49,394	3,222
	Papa John's International Inc.	32,990	3,099
*	Boyd Gaming Corp.	43,575	2,806
	Jack in the Box Inc.	22,870	2,598
*	Scientific Games Corp.	32,703	2,372
	Travel + Leisure Co.	33,575	2,187
*	Choice Hotels International Inc.	15,334	1,854
*	Visteon Corp.	13,426	1,644
*	Grand Canyon Education Inc.	17,376	1,580
	Columbia Sportswear Co.	12,826	1,318

		Shares	Market Value ($000)
*	Six Flags Entertainment Corp.	28,910	1,313
*	WW International Inc.	18,588	731
			172,704
Consumer Staples (3.2%)
*	Darling Ingredients Inc.	162,906	11,153
*	Boston Beer Co. Inc. Class A	9,222	9,758
	Casey's General Stores Inc.	14,066	3,106
	Lancaster Colony Corp.	11,366	2,122
*	Hain Celestial Group Inc.	50,886	2,074
	Flowers Foods Inc.	76,925	1,853
*	Grocery Outlet Holding Corp.	53,837	1,834
	Nu Skin Enterprises Inc. Class A	28,017	1,686
	Energizer Holdings Inc.	27,412	1,262
	Tootsie Roll Industries Inc.	7,351	230
			35,078
Energy (1.4%)
	Cimarex Energy Co.	49,441	3,350
*	CNX Resources Corp.	220,129	2,998
	Antero Midstream Corp.	286,697	2,752
*	EQT Corp.	106,169	2,217
*	ChampionX Corp.	76,588	2,030
	Equitrans Midstream Corp.	183,792	1,514
			14,861
Financials (8.9%)
	FactSet Research Systems Inc.	38,051	12,723
	Brown & Brown Inc.	234,580	12,320
	SLM Corp.	335,781	6,799
	Primerica Inc.	39,419	6,394
	Interactive Brokers Group Inc. Class A	80,949	5,445
	Signature Bank	20,012	4,998
	First Financial Bankshares Inc.	91,214	4,593
	RenaissanceRe Holdings Ltd.	28,963	4,464
*	Brighthouse Financial Inc.	87,544	4,260
	Commerce Bancshares Inc.	50,679	3,947
	Evercore Inc. Class A	26,525	3,869
	SEI Investments Co.	60,869	3,861
	Kinsale Capital Group Inc.	21,447	3,570
	Stifel Financial Corp.	44,173	3,060
	Glacier Bancorp Inc.	47,807	2,785
	Essent Group Ltd.	56,531	2,704
	RLI Corp.	23,486	2,477
*	LendingTree Inc.	10,917	2,241
	Umpqua Holdings Corp.	94,982	1,812
	PROG Holdings Inc.	31,215	1,646
	PacWest Bancorp	32,734	1,479
	Federated Hermes Inc. Class B	38,657	1,229
			96,676
Health Care (18.0%)
	Bio-Techne Corp.	38,872	16,086
*	PRA Health Sciences Inc.	64,666	11,053
*	Masimo Corp.	50,942	10,983
*	Jazz Pharmaceuticals plc	60,210	10,725
*	Repligen Corp.	51,033	9,319
*	Neurocrine Biosciences Inc.	94,120	9,056
*	Amedisys Inc.	32,911	8,503
*	Penumbra Inc.	33,961	8,460
	Chemed Corp.	16,063	7,892

		Shares	Market Value ($000)
*	Molina Healthcare Inc.	31,380	7,888
*	Syneos Health Inc.	89,710	7,886
*	Arrowhead Pharmaceuticals Inc.	103,985	7,549
*	Exelixis Inc.	312,573	7,049
*	HealthEquity Inc.	83,074	6,905
*	STAAR Surgical Co.	46,652	6,813
*	LHC Group Inc.	31,653	6,231
*	Globus Medical Inc. Class A	77,431	5,580
*	Halozyme Therapeutics Inc.	127,397	5,276
	Encompass Health Corp.	55,694	4,778
*	Medpace Holdings Inc.	27,567	4,605
*	Quidel Corp.	38,583	4,557
*	United Therapeutics Corp.	18,742	3,484
*	R1 RCM Inc.	138,037	3,196
	Hill-Rom Holdings Inc.	27,924	3,107
*	Neogen Corp.	32,006	2,954
*	Emergent BioSolutions Inc.	45,389	2,753
*	Integra LifeSciences Holdings Corp.	35,502	2,451
*	Acadia Healthcare Co. Inc.	33,898	2,182
*	ICU Medical Inc.	10,045	2,090
*	Haemonetics Corp.	28,004	1,581
*	Cantel Medical Corp.	18,088	1,471
*	Nektar Therapeutics	69,484	1,256
*	Progyny Inc.	18,369	1,176
*	Ligand Pharmaceuticals Inc.	8,664	1,020
			195,915
Industrials (19.7%)
	Graco Inc.	169,087	12,803
	Toro Co.	107,824	11,978
*	Trex Co. Inc.	116,020	11,302
*	Axon Enterprise Inc.	63,904	8,984
*	XPO Logistics Inc.	53,247	7,824
	Lincoln Electric Holdings Inc.	59,774	7,686
*	IAA Inc.	134,810	7,680
	Nordson Corp.	34,111	7,562
*	Sunrun Inc.	160,343	7,171
	Lennox International Inc.	20,299	7,103
	Tetra Tech Inc.	54,332	6,491
	Hubbell Inc. Class B	32,639	6,222
	MSA Safety Inc.	36,422	6,121
	Timken Co.	68,267	6,038
	Carlisle Cos. Inc.	30,968	5,956
	Watsco Inc.	20,417	5,950
	Knight-Swift Transportation Holdings Inc. Class A	122,813	5,862
	CoreLogic Inc.	73,291	5,827
*	Middleby Corp.	34,003	5,586
*	ASGN Inc.	53,102	5,474
	Simpson Manufacturing Co. Inc.	43,419	4,877
*	FTI Consulting Inc.	34,306	4,719
*	Builders FirstSource Inc.	101,345	4,514
	Landstar System Inc.	24,230	4,131
	Donaldson Co. Inc.	63,182	3,891
	Woodward Inc.	30,546	3,885
*	Mercury Systems Inc.	56,248	3,681
	ITT Inc.	38,997	3,662
	AGCO Corp.	25,954	3,591
	Insperity Inc.	35,609	3,283
	Regal Beloit Corp.	20,346	2,894

		Shares	Market Value ($000)
*	Stericycle Inc.	35,798	2,812
*	CACI International Inc. Class A	10,871	2,772
	MSC Industrial Direct Co. Inc. Class A	23,403	2,209
	Valmont Industries Inc.	8,715	2,161
	Science Applications International Corp.	22,751	2,044
	EnerSys	20,956	1,975
	Curtiss-Wright Corp.	15,177	1,902
*	Clean Harbors Inc.	19,702	1,834
	Brink's Co.	18,833	1,420
	Terex Corp.	26,467	1,386
	Werner Enterprises Inc.	26,330	1,264
			214,527
Information Technology (19.2%)
*	Fair Isaac Corp.	29,292	14,824
	Cognex Corp.	176,361	14,001
*	SolarEdge Technologies Inc.	51,680	13,334
*	Cree Inc.	115,456	11,547
	MKS Instruments Inc.	55,327	10,414
	Universal Display Corp.	42,950	9,271
*	Manhattan Associates Inc.	63,924	8,692
	Brooks Automation Inc.	74,360	7,591
*	Lattice Semiconductor Corp.	136,791	7,260
*	II-VI Inc.	104,961	7,071
*	Ceridian HCM Holding Inc.	77,404	6,925
*	First Solar Inc.	84,945	6,465
	Littelfuse Inc.	24,583	6,422
*	Aspen Technology Inc.	46,892	6,399
*	Paylocity Holding Corp.	37,588	6,384
*	Lumentum Holdings Inc.	75,844	6,171
*	WEX Inc.	25,680	5,031
	Genpact Ltd.	106,937	4,891
	CMC Materials Inc.	29,222	4,510
*	Sailpoint Technologies Holdings Inc.	91,601	4,262
*	Semtech Corp.	65,128	4,103
*	Silicon Laboratories Inc.	25,966	3,546
	Maximus Inc.	38,176	3,538
*	J2 Global Inc.	26,801	3,338
*	Qualys Inc.	33,782	3,266
	CDK Global Inc.	60,996	3,193
*	Concentrix Corp.	19,997	3,054
*	Ciena Corp.	57,518	3,041
*	ACI Worldwide Inc.	63,381	2,425
	National Instruments Corp.	59,337	2,421
*	Coherent Inc.	8,328	2,187
*	Synaptics Inc.	16,797	2,122
*	Cirrus Logic Inc.	25,007	1,952
*	Teradata Corp.	40,406	1,934
*	LiveRamp Holdings Inc.	35,534	1,785
*	CommVault Systems Inc.	23,073	1,758
*	Sabre Corp.	114,418	1,585
*	Blackbaud Inc.	21,810	1,542
	Amkor Technology Inc.	32,190	679
			208,934
Materials (5.6%)
*	Cleveland-Cliffs Inc.	459,843	9,252
	Scotts Miracle-Gro Co.	40,741	8,856
	RPM International Inc.	80,820	7,559

			Shares	Market Value ($000)
		AptarGroup Inc.	39,828	5,867
		Royal Gold Inc.	38,126	4,719
		Louisiana-Pacific Corp.	58,693	3,945
*		Eagle Materials Inc.	26,053	3,823
		Valvoline Inc.	109,061	3,599
		Chemours Co.	74,469	2,676
		Ashland Global Holdings Inc.	19,695	1,868
		Sensient Technologies Corp.	20,402	1,770
*		Ingevity Corp.	19,899	1,638
		Silgan Holdings Inc.	34,416	1,450
		Worthington Industries Inc.	20,010	1,328
		Compass Minerals International Inc.	16,340	1,142
		NewMarket Corp.	2,782	955
				60,447
Real Estate (5.2%)
		CyrusOne Inc.	120,692	8,901
		Camden Property Trust	45,944	5,760
		Medical Properties Trust Inc.	226,653	4,798
		Lamar Advertising Co. Class A	43,330	4,542
		Rexford Industrial Realty Inc.	77,696	4,291
		Life Storage Inc.	39,317	3,910
		EastGroup Properties Inc.	23,048	3,643
		First Industrial Realty Trust Inc.	65,988	3,341
		CoreSite Realty Corp.	27,425	3,325
		STORE Capital Corp.	88,931	3,059
		American Campus Communities Inc.	53,788	2,537
		Rayonier Inc.	55,241	2,110
		National Storage Affiliates Trust	39,191	1,807
		Healthcare Realty Trust Inc.	56,021	1,700
		PotlatchDeltic Corp.	25,463	1,533
		PS Business Parks Inc.	9,240	1,432
				56,689
Utilities (0.6%)
		Essential Utilities Inc.	111,871	5,348
		PNM Resources Inc.	33,537	1,647
				6,995
Total Common Stocks (Cost $844,290)				1,087,903
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $350)	0.055%	3,507	350
Total Investments (100.0%) (Cost $844,640)				1,088,253
Other Assets and Liabilities—Net (0.0%)				235
Net Assets (100%)				1,088,488
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2021	3	818	7

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.